GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 25,473	$ 25,473
Accumulated amortization	23,603	22,619
Other Intangible assets, net	1,870	2,854
Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	22,272	22,272
Accumulated amortization	22,272	22,112
Other Intangible assets, net		160
Core Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	2,166	2,166
Accumulated amortization	779	220
Other Intangible assets, net	1,387	1,946
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	1,035	1,035
Accumulated amortization	552	287
Other Intangible assets, net	$ 483	$ 748